Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets and lease liabilities
	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As at January 1, 2021	$5,129	$180	$84	$5,393	$11,023
Additions and extensions to ROU assets	5,713	205	21	5,939	5,911
Additions to property, plant and equipment	—	—	—	—	7,786
Depreciation	(1,040)	(99)	(29)	(1,168)	—
Lease termination	(764)	(3)	—	(767)	(892)
Lease liabilities converted to long-term debt	—	—	—	—	(3,904)
Payments	—	—	—	—	(5,746)
Issuance of warrants	—	—	—	—	(2,160)
Interest	—	—	—	—	1,513
Foreign exchange	—	—	—	—	42
As at December 31, 2021	$9,038	$283	$76	$9,397	$13,573
Less current portion of lease liabilities					(4,346)
Non-current portion of lease liabilities					$9,227

Schedule of inputs used to value the grant using the Black-Scholes model
Grant date	May 11, 2021
Dividend yield (%)	—
Expected share price volatility (%)	139%
Risk-free interest rate (%)	0.05%
Expected life of warrants (years)	1.00
Share price (CAD)	6.04
Exercise price (USD)	0.40	USD
Fair value of warrants (USD)	4.62	USD
Quantity of warrants granted*	468,013